Shareholder Report, Holdings (Details) - C000226322	Dec. 31, 2025
Vanguard FTSE Pacific ETF8984541
Holdings [Line Items]
Percent of Total Investments	20.20%
Vanguard FTSE Emerging Markets ETF8984538
Holdings [Line Items]
Percent of Total Investments	8.20%
iShares MSCI Japan ETF8984512
Holdings [Line Items]
Percent of Total Investments	5.30%
iShares MSCI Australia ETF8984487
Holdings [Line Items]
Percent of Total Investments	4.50%
iShares MSCI Taiwan ETF8984532
Holdings [Line Items]
Percent of Total Investments	4.40%
iShares MSCI India ETF8984503
Holdings [Line Items]
Percent of Total Investments	2.80%
ASML Holding8984634
Holdings [Line Items]
Percent of Total Investments	1.90%
HSBC Holdings PLC8984416
Holdings [Line Items]
Percent of Total Investments	1.10%
SAP8984237
Holdings [Line Items]
Percent of Total Investments	1.10%
Roche Holding8984175
Holdings [Line Items]
Percent of Total Investments	1.10%
Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	28.40%
Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.70%
India
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Australia
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Japan
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.40%
France
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Germany
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Canada
Holdings [Line Items]
Percent of Net Asset Value	8.20%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.60%